Reportable segments - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Reportable Segments
Total Revenue	$ 1,711,566	$ 1,290,223	$ 3,207,561	$ 2,886,491
Technology
Reportable Segments
Total Revenue			3,144,992	$ 2,886,491
Telehealth
Reportable Segments
Total Revenue			$ 62,569